Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Unrealized gain (loss) on foreign currency cash flow hedges	$ 1				$ (1)
Reclassification adjustment/other, to retained earnings from other comprehensive income			14
Foreign Currency Translation
Other comprehensive income, tax (expense) benefit	(11)		(68)		(82)
ASC 820 Adjustments Pensions
Other comprehensive income, tax (expense) benefit	230		15		14
Health Care Benefits
Other comprehensive income, tax (expense) benefit	24		(3)		(34)
Unrealized Gain (Loss) On Assets Available For Sale
Other comprehensive income, tax (expense) benefit	(177)		(469)		(489)
Reclassification adjustment, tax	22		12		(2,022)
Unrealized Gain (Loss) On Cash Flow Hedges
Other comprehensive income, tax (expense) benefit	(2)	[1]			(1)	[1]
Reclassification adjustment, tax	2	[1]	2	[1]
Accumulated Other Comprehensive Income
Other comprehensive income, tax (expense) benefit	64		(525)		(592)
Reclassification adjustment, tax	24		14		(2,022)
ASC 320 | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes					470
ASC 320 | Unrealized Gain (Loss) On Assets Available For Sale | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes					470
ASC 320 | Accumulated Other Comprehensive Income | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes					$ 470

[1]	Includes unrealized gain (loss) on foreign currency cash flow hedges of $1 million, $- million and, $(1) million at Dec. 31, 2011, Dec. 31, 2010 and Dec. 31, 2009, respectively.